Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of supplemental information related to operating leases

	September 30,	December 31,
Balance Sheet information	2024	2023
Operating lease ROU assets	$177	$250

Operating lease liabilities, current portion	$114	$111
Operating lease liabilities, long-term portion	77	151
Total operating lease liabilities	$191	$262

Cash flow information for the nine months ended September 30,	2024	2023
Cash paid for amounts included in the measurement of operating leases liabilities	$83	$174

	December 31,	December 31,
Balance Sheet information	2023	2022
Operating lease ROU assets	$250	$171

Operating lease liabilities, current portion	$111	$171
Operating lease liabilities, long-term portion	151	—
Total operating lease liabilities	$262	$171

Schedule of maturities of operating lease liabilities

2024 (balance of year)	$28
2025	115
2026	59
Total lease payments	202
Less: imputed interest	11
Total lease liabilities	$191

Weighted-average remaining lease term at end of period (in years)	1.9
Weighted-average discount rate at end of period	6.9%

2024	111
2025	115
2026	59
Total lease payments	285
Less: imputed interest	23
Total lease liabilities	$262

Weighted-average remaining lease term at end of period (in years)	2.4
Weighted-average discount rate at end of period	6.9%